Senior Unsecured Credit Facilities (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Term Loan Facility Commitment	$ 250,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	350,000,000
J P Morgan Chase Bank
Debt Instrument [Line Items]
Term Loan Facility Commitment	33,333,000
J P Morgan Chase Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	46,667,000
Wells Fargo Bank
Debt Instrument [Line Items]
Term Loan Facility Commitment	33,333,000
Wells Fargo Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	46,667,000
BB&T
Debt Instrument [Line Items]
Term Loan Facility Commitment	33,333,000
BB&T | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	46,667,000
Sun Trust Bank
Debt Instrument [Line Items]
Term Loan Facility Commitment	33,333,000
Sun Trust Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	46,667,000
Deutsche Bank AG New York Branch
Debt Instrument [Line Items]
Term Loan Facility Commitment	33,333,000
Deutsche Bank AG New York Branch | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	46,667,000
PNC Bank, National Association
Debt Instrument [Line Items]
Term Loan Facility Commitment	20,833,000
PNC Bank, National Association | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	29,167,000
Regions Bank
Debt Instrument [Line Items]
Term Loan Facility Commitment	20,833,000
Regions Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	29,167,000
The Northern Trust Company
Debt Instrument [Line Items]
Term Loan Facility Commitment	20,833,000
The Northern Trust Company | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	29,167,000
Comerica Bank
Debt Instrument [Line Items]
Term Loan Facility Commitment	10,418,000
Comerica Bank | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	14,582,000
Bank Of Tokyo Mitsubishi UFJ Limited
Debt Instrument [Line Items]
Term Loan Facility Commitment	10,418,000
Bank Of Tokyo Mitsubishi UFJ Limited | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	$ 14,582,000